Derivative Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

6.DERIVATIVE INSTRUMENTS

The Fund enters into derivative instruments from time to time to help mitigate its foreign currency risk exposure.

Certain information related to the Fund’s foreign currency forward derivative instruments as of December 31, 2023 is presented below. The Fund did not enter into any derivative instruments as of December 31, 2022.

	As of December 31, 2023
				Gross Amount	Gross Amount
	Notional			of Recognized	of Recognized	Balance Sheet
Derivative Instrument	Amount		Maturity Date	Assets	Liabilities	Location of Net Amounts
Foreign currency forward contract		£11,532	08/21/2026	$14,240	$(14,240)	Accounts payable and other liabilities
Foreign currency forward contract	AUD	9,518	11/17/2026	6,165	(6,165)	Accounts payable and other liabilities
Foreign currency forward contract		€7,826	01/26/2024	8,380	(8,380)	Accounts payable and other liabilities
Foreign currency forward contract	CAD	1,391	11/16/2026	1,017	(1,017)	Accounts payable and other liabilities
Foreign currency forward contract		£720	03/31/2026	874	(874)	Accounts payable and other liabilities
Foreign currency forward contract		£480	03/31/2025	583	(583)	Accounts payable and other liabilities
Total				$31,259	$(31,259)

As of December 31, 2023, the counterparty to the Fund’s foreign currency forward contracts was Wells Fargo Bank, N.A.

Net realized and unrealized gains and losses on derivative instruments recognized by the Fund for the year ended December 31, 2023 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Year Ended December 31, 2023
Foreign currency forward contract	Net realized gains (losses) on foreign currency transactions	$—
Foreign currency forward contract	Net unrealized losses on foreign currency transactions	$(598)